Recurring Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
CIK0001853021 Metals Acquisition Corp
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Recurring Fair Value Measurements

Note 6 — Recurring Fair Value Measurements

As of March 31, 2023 and December 31, 2022, the Company’s warrant liability was valued at $10,992,098 and $7,442,633. Under the guidance in ASC 815-40 the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statements of operations.

The Company’s warrant liability for the Private Placement Warrants is based on a valuation model utilizing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. As of March 31, 2023 and December 31, 2022, the closing price of the Public Warrants was determined to be an appropriate estimate for the fair value of Private Placement Warrants due to a make-whole provision in the contractual terms of the Private Placement Warrants Agreement and reclassified to Level 2.

On September 20, 2021, the Company’s Public Warrants began trading on the New York Stock Exchange. As such, the Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices in an active market (the New York Stock Exchange) for identical assets or liabilities that the Company can access. The fair value of the Public Warrant liability is classified within Level 1 of the fair value hierarchy.

All of the Company’s trust assets on the balance sheet consist of U. S. Money Market funds. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2023 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$271,757,366	$—	$—
	$271,757,366	$—	$—
Liabilities:
Public Warrants	$6,319,356	$—	$—
Private Placement Warrants	—	4,672,742	—
	$6,319,356	$4,672,742	$—

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$268,908,716	$—	$—
	$268,908,716	$—	$—
Liabilities:
Public Warrants	$4,335,166	$—	$—
Private Placement Warrants	—	3,107,467	—
	$4,335,167	$3,107,467	$—

The Company established the initial fair value for the Warrants on August 2, 2021, the date of the consummation of the Company’s IPO and September 3, 2021, the date of the Underwriter’s partial exercise of its over-allotment option, respectively. The Company used a Black-Scholes model to value the Public and Private Warrants.

The Company accounts for conversion options embedded in convertible notes in accordance with ASC 815. ASC 815 generally requires companies to bifurcate conversion options embedded in convertible notes from their host instruments and to account for them as free-standing derivative financial instruments.

The conversion option liability of the 2022 Sponsor Convertible Note was valued using a Monte Carlo simulation model which values each borrowing at borrowing date and is revalued at each subsequent conversion and reporting date. The Monte Carlo model’s primary unobservable input utilized in determining the fair value of the conversion option liability is the expected volatility of the common stock. The expected volatility was implied from the Company’s own Public Warrant pricing. Other key assumptions used in connection with the Monte Carlo model were holding period, risk free rate, exercise price, and underlying warrant value, which were based on market conditions, management assumptions, and terms of the 2022 Sponsor Convertible Note (see Note 5).

The following table provides a reconciliation of changes in fair value liability of the beginning and ending balances for the Company’s Private Placement Warrants as Level 3:

Fair value at December 31, 2021	$3,265,830
Promissory note conversion	480,000
Change in fair value	(324,766)
Private Placement Warrants reclassified to level 2	(3,421,064)
Fair Value at December 31, 2022	$—

Except for the transfer from Level 3 to Level 1 for the Public Warrants and Level 3 to Level 2 for the Private Warrants, there were no other transfers between Levels 1, 2 or 3 for the year ended December 31, 2022 and for the three months ended March 31, 2023.

Note 6 — Recurring Fair Value Measurements

As of December 31, 2022 and 2021, the Company’s warrant liability was valued at $7,442,633 and$8,440,008, respectively. Under the guidance in ASC 815-40 the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statements of operations.

The Company’s warrant liability for the Private Placement Warrants was based on a valuation model utilizing inputs from observable and unobservable markets with less volume and transaction frequency than active markets for the period ended December 31, 2021. The fair value of the Private Placement Warrant liability units was classified within Level 3 of the fair value hierarchy at December 31, 2021. For the year ended December 31, 2022, the closing price of the Public Warrants was determined to be an appropriate estimate for the fair value of Private Placement Warrants due to a make-whole provision in the contractual terms of the Private Placement Warrants Agreement and reclassified to Level 2.

On September 20, 2021, the Company’s Public Warrants began trading on the New York Stock Exchange. As such, the Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices in an active market (the New York Stock Exchange) for identical assets or liabilities that the Company can access. The fair value of the Public Warrant liability is classified within Level 1 of the fair value hierarchy.

All of the Company’s trust assets on the balance sheet consist of U. S. Money Market funds. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$268,908,716	$—	$—
	$268,908,716	$—	$—
Liabilities:
Public Warrants	$4,335,166	$—	$—
Private Placement Warrants	—	3,107,467	—
	$4,335,167	$3,107,467	$—

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$265,155,619	$—	$—
	$265,155,619	$—	$—
Liabilities:
Public Warrants	$5,214,574	$—	$—
Private Placement Warrants	—	—	3,265,830
	$5,214,574	$—	$3,265,830

The Company established the initial fair value for the Warrants on August 2, 2021, the date of the consummation of the Company’s IPO and September 3, 2021, the date of the Underwriter’s partial exercise of its over-allotment option, respectively. The Company used a Black-Scholes model to value the Public and Private Warrants at that time.

The Company accounts for conversion options embedded in convertible notes in accordance with ASC 815. ASC 815 generally requires companies to bifurcate conversion options embedded in convertible notes from their host instruments and to account for them as free-standing derivative financial instruments.

The conversion option liability of the 2022 Sponsor Convertible Note was valued using a Monte Carlo simulation model which values each borrowing at borrowing date and is revalued at each subsequent conversion and reporting date. The Monte Carlo model’s primary unobservable input utilized in determining the fair value of the conversion option liability is the expected volatility of the common stock. The expected volatility was implied from the Company’s own Public Warrant pricing. Other key assumptions used in connection with the Monte Carlo model were holding period, risk free rate, exercise price, and underlying warrant value, which were based on market conditions, management assumptions, and terms of the 2022 Sponsor Convertible Note (see Note 5).

The following table provides quantitative information regarding Level 3 fair value measurements of Private Placement Warrants:

December 31,
2021
Share price	$9.69
Strike price	$11.50
Term (in years)	5.50
Volatility	10.7%
Risk-free rate	1.30%
Dividend yield	0%

The following table provides a reconciliation of changes in fair value liability of the beginning and ending balances for the Company’s Private Placement Warrants as Level 3:

Fair value at December 31, 2021	$3,265,830
Promissory note conversion	480,000
Change in fair value	(324,766)
Private Placement Warrants reclassified to level 2	(3,421,064)
Fair Value at December 31, 2022	$—

Except for the transfer from Level 3 to Level 1 for the Public Warrants and Level 3 to Level 2 for the Private Warrants, there were no other transfers between Levels 1, 2 or 3 for the year ended December 31, 2022 and 2021.